Furniture, Fixtures, Equipment and Building Improvements (Furniture, Fixtures, Equipment and Building Improvements)	12 Months Ended
Dec. 31, 2013
Furniture, Fixtures, Equipment and Building Improvements
Furniture, fixtures, equipment and building improvements
Furniture, Fixtures, Equipment and Building Improvements

Note 14—Furniture, Fixtures, Equipment and Building Improvements

        Furniture, fixtures, equipment and building improvements is summarized below:

	December 31,
	2013	2012
	(in thousands)
Furniture, fixtures, equipment and building improvements	$13,128	$6,494
Less: Accumulated depreciation and amortization	(3,291)	(1,429)

	$9,837	$5,065

        Depreciation and amortization expense totaled $1.8 million, $846,000 and $337,000 for the years ended December 31, 2013, 2012 and 2011, respectively, of which $1.4 million, $590,000 and $324,000, respectively, were allocated to PMT as called for in its management agreement.